Financial instruments and risk management (Tables) - Cilo Cybin Holdings Limited [member]	12 Months Ended
Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of financial assets and liabilities

CATEGORIES OF FINANCIAL ASSETS

2024

	AMORTISED COST	TOTAL	FAIR VALUE
Cash and cash equivalents	63,275,711	63,275,711	63,275,711
	63,275,711	63,275,711	63,275,711

2023

	AMORTISED COST	TOTAL	FAIR VALUE
Cash and cash equivalents	77,239	77,239	77,239
	77,239	77,239	77,239

CATEGORIES OF FINANCIAL LIABILITIES

2024

	AMORTISED COST	TOTAL	FAIR VALUE
Shareholders loan	516,039	516,039	516,039
Proceeds from proposed share subscription	7,729,697	7,729,697	7,729,697
Trade and other payables	2,949,697	2,949,697	2,949,697
	11,195,239	11,195,239	11,195,239

2023

	AMORTISED COST	TOTAL	FAIR VALUE
Shareholders loan	302,000	302,000	302,000
Trade and other payables	317,243	317,243	317,243
	619,243	619,243	619,243

Schedule of financial assets and impact of credit exposure

The maximum exposure to credit risk is presented in the table below:

	2024			2023
	GROSS CARRYING AMOUNT	CREDIT LOSS ALLOWENCE	AMORTISED COST / FAIR VALUE	GROSS CARRYING AMOUNT	CREDIT LOSS ALLOWENCE	AMORTISED COST / FAIR VALUE
Cash and cash equivalents	63,275,711	-	63,275,711	77,239	-	77,239

Schedule of maturity analysis

	LESS THAN 1 YEAR	1 to 5 YEARS	TOTAL	CARRYING AMOUNT
CURRENT LIABILITIES
Trade and other payables	2,949,697	-	2,949,697	2,949,697
Loan from shareholders	516,039	-	516,039	516,039
Funds from proposed share subscription	7,729,503	-	7,729,503	7,729,503
	11,195,239	-	11,195,239	11,195,239

Schedule of interest rate

A change of 100 basis points in interest rates at the end of the year would have increased/(decrease) profit or loss and equity by the amount shown below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	2024	2024	2023	2023
INCREASE OR DECREASE IN RATE	INCREASE	DECREASE	INCREASE	DECREASE
IMPACT ON PROFIT OR LOSS:
Loan from shareholders	(76,116)	(65,795)	(44,545)	(38,505)